Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.64%
Dividend yield	0.00%
Volatility	100.00%
Stock price | (per share)		$ 0.32	$ 0.34	$ 0.40	$ 0.32	$ 0.42	$ 0.56
Weighted average life	5 years
August 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		0.31%
Dividend yield		0.00%
Volatility		100.00%
Stock price				0.35
Weighted average life		3 years
February 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.26%	0.26%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Stock price | (per share)	$ 0.40			$ 0.40
Weighted average life	3 years	3 years